Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
Year	Summary Compensation Table Total for PEO #1 – John P. Campi ($)(1)	Summary Compensation Table Total for PEO #2 – Leonard J. Sokolow ($)(1)	Compensation Actually Paid to PEO #1 – John P. Campi ($)(1)(2)(3)	Compensation Actually Paid to PEO #2 – Leonard J. Sokolow ($)(1)(2)(4)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)(5)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return ($)(6)	Net Income (Loss) ($)(7)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)
2024	195,000	306,909	195,000	205,709	424,973	451,878	8.29	(35,768,144)
2023	150,000	452,821	150,000	347,537	359,975	379,535	11.43	(39,732,656)
2022	150,090	—	(1,030,710)	—	797,409	(487,253)	21.27	(27,035,941)

Named Executive Officers, Footnote [Text Block]

(1)	The named executive officers included in the table above are as follows:

Year	PEOs	Non-PEO NEOs
2024	John P. Campi and Leonard J. Sokolow	Rani R. Kohen, Marc-Andre Boisseau, Patricia Barron and Steven M. Schmidt
2023	John P. Campi and Leonard J. Sokolow	Rani R. Kohen, Marc-Andre Boisseau, Patricia Barron and Steven M. Schmidt
2022	John P. Campi	Rani R. Kohen, Marc-Andre Boisseau, Patricia Barron and Steven M. Schmidt

Adjustment To PEO Compensation, Footnote [Text Block]	(3)The following adjustments were made to determine the CAP of our PEO #1, John P. Campi, for the 2022, 2023, and 2024 fiscal years:

	PEO #1
	2022	2023	2024
SCT - Total Compensation	$150,090	$150,000	$195,000
- grant date fair value of stock and option awards granted during the covered fiscal year	—	—	—
+ fair value at fiscal year end of outstanding and unvested stock and option awards granted during the covered fiscal year	—	—	—
+ change in fair value at fiscal year end of outstanding and unvested stock and option awards granted in prior fiscal years	(1,180,800)	—	—
+ fair value of awards granted during the fiscal year that vested during the covered fiscal year	—	—	—
+ change in fair value as of vesting date of stock and option awards granted in prior fiscal years that vested during the covered fiscal year	—	—	—
- fair value as of prior fiscal year end of stock and option awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	—	—	—
+ dollar value of dividends or earnings paid on stock and option awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	—	—	—
Cumulative Equity Adjustments (subtotal)	(1,180,800)	—	—
Compensation Actually Paid	$(1,030,710)	$150,000	$195,000

(4)	The following adjustments were made to determine the CAP of our PEO #2, Leonard J. Sokolow, for the 2023 and 2024 fiscal years:

	PEO #2
	2023	2024
SCT - Total Compensation	$452,821	$306,909
- grant date fair value of stock and option awards granted during the covered fiscal year	(403,692)	—
+ fair value at fiscal year end of outstanding and unvested stock and option awards granted during the covered fiscal year	245,729	—
+ change in fair value at fiscal year end of outstanding and unvested stock and option awards granted in prior fiscal years	—	(101,200)
+ fair value of awards granted during the fiscal year that vested during the covered fiscal year	52,679	—
+ change in fair value as of vesting date of stock and option awards granted in prior fiscal years that vested during the covered fiscal year	—	—
- fair value as of prior fiscal year end of stock and option awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	—	—
+ dollar value of dividends or earnings paid on stock and option awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	—	—
Cumulative Equity Adjustments (subtotal)	(105,284)	(105,284)
Compensation Actually Paid	$347,537	$205,709

Non-PEO NEO Average Total Compensation Amount	$ 424,973	$ 359,975	$ 797,409
Non-PEO NEO Average Compensation Actually Paid Amount	$ 451,878	379,535	(487,253)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(5)	The following adjustments were made to determine the CAP of our non-PEO NEOs for the 2022, 2023, and 2024 fiscal years. For non-PEO NEOs, CAP is calculated on an average basis.

	Non-PEO NEOs
	2022	2023	2024
SCT - Total Compensation	$797,409	$359,975	$424,973
- grant date fair value of stock and option awards granted during the covered fiscal year	(637,388)	(106,967)	(159,545)
+ fair value at fiscal year end of outstanding and unvested stock and option awards granted during the covered fiscal year	76,353	92,947	171,600
+ change in fair value at fiscal year end of outstanding and unvested stock and option awards granted in prior fiscal years	(904,375)	—	(2,100)
+ fair value of awards granted during the fiscal year that vested during the covered fiscal year	234,448	40,100	13,525 ]
+ change in fair value as of vesting date of stock and option awards granted in prior fiscal years that vested during the covered fiscal year	(37,500)	(6,520)	3,425
- fair value as of prior fiscal year end of stock and option awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	(16,200)	—	—
+ dollar value of dividends or earnings paid on stock and option awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	—	—	—
Cumulative Equity Adjustments (subtotal)	(1,284,662)	19,560	26,905
Compensation Actually Paid	$(487,253)	$379,535	$451,878

Total Shareholder Return Amount	$ 8.29	11.43	21.27
Net Income (Loss) Attributable to Parent	$ (35,768,144)	$ (39,732,656)	$ (27,035,941)
PEO Name	John P. Campi and Leonard J. Sokolow	John P. Campi and Leonard J. Sokolow	John P. Campi
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 26,905	$ 19,560	$ (1,284,662)
Grant Date Fair Value of Stock and Option Awards Granted During Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(159,545)	(106,967)	(637,388)
Fair Value at Fiscal Year End of Outstanding and Unvested Stock and Option Awards Granted During Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	171,600	92,947	76,353
Change in Fair Value at Fiscal Year End of Outstanding and Unvested Stock and Option Awards Granted in Prior Fiscal Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,100)		(904,375)
Fair Value of Awards Granted During Fiscal Year that Vested During Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,525	40,100	234,448
Change in Fair Value of Vesting Date of Stock and Option Awards Granted in Prior Fiscal Years that Vested During Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,425	(6,520)	(37,500)
Fair Value of Prior Fiscal Year End of Stock and Option Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(16,200)
Dollar Value of Dividends or Earnings Paid on Stock and Option Awards in Covered Fiscal Year Prior to Vesting that are not Otherwise Included in Total Compensation [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
John P. Campi [Member]
Pay vs Performance Disclosure [Table]
SCT - Total Compensation	195,000	150,000	150,090
Compensation Actually Paid	195,000	150,000	(1,030,710)
Adjustment to Compensation Amount			(1,180,800)
John P. Campi [Member] | Grant Date Fair Value of Stock and Option Awards Granted During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
John P. Campi [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock and Option Awards Granted During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
John P. Campi [Member] | Change in Fair Value at Fiscal Year End of Outstanding and Unvested Stock and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,180,800)
John P. Campi [Member] | Fair Value of Awards Granted During Fiscal Year that Vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
John P. Campi [Member] | Change in Fair Value of Vesting Date of Stock and Option Awards Granted in Prior Fiscal Years that Vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
John P. Campi [Member] | Fair Value of Prior Fiscal Year End of Stock and Option Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
John P. Campi [Member] | Dollar Value of Dividends or Earnings Paid on Stock and Option Awards in Covered Fiscal Year Prior to Vesting that are not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Leonard J Sokolow [Member]
Pay vs Performance Disclosure [Table]
SCT - Total Compensation	306,909	452,821
Compensation Actually Paid	205,709	347,537
Adjustment to Compensation Amount	(105,284)	(105,284)
Leonard J Sokolow [Member] | Grant Date Fair Value of Stock and Option Awards Granted During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(403,692)
Leonard J Sokolow [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock and Option Awards Granted During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		245,729
Leonard J Sokolow [Member] | Change in Fair Value at Fiscal Year End of Outstanding and Unvested Stock and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(101,200)
Leonard J Sokolow [Member] | Fair Value of Awards Granted During Fiscal Year that Vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		52,679
Leonard J Sokolow [Member] | Change in Fair Value of Vesting Date of Stock and Option Awards Granted in Prior Fiscal Years that Vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Leonard J Sokolow [Member] | Fair Value of Prior Fiscal Year End of Stock and Option Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Leonard J Sokolow [Member] | Dollar Value of Dividends or Earnings Paid on Stock and Option Awards in Covered Fiscal Year Prior to Vesting that are not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount